Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

In accordance with Item 402(v) of Regulation S-K, we are providing the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and non-PEO named executive officers (“Non-PEO NEOs”) and Company performance for the fiscal years listed below. The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company views the link between the Company’s performance and named executive officer pay and the Company did not consider the disclosure below in making its pay decisions for any of the years shown. For further information regarding our compensation, refer to “Executive Compensation.”

Required Tabular Disclosure of Pay Versus Performance

The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Use of the term “compensation actually paid” (or “CAP”) is required by the SEC’s rules and as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals for the fiscal years listed below.

Year(1)	Summary Compensation Table Total for PEO(2)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(4)	Net Income (Loss) (Thousands) (5)
2025	$ 2,910,573	$ 4,233,123	$ 1,258,812	$ 1,543,773	$ 39.64	$ (38,966)
2024	$ 1,532,187	$ (993,219)	$ 1,045,513	$ 89,495	$ 14.33	$ (53,036)

(1) The following individuals were our PEO and our Non-PEO NEOs for each fiscal year.

Year	PEO	Non-PEO NEOs
2025	Javier Szwarcberg, M.D., MPH	Samir Gharib Kirk Ways, M.D., Ph.D.
2024	Javier Szwarcberg, M.D., MPH	Samir Gharib Ralph William Charlton III, M.D.

(2) Represents the amount of total compensation reported for our PEO and the average total compensation for our non-PEO NEOs for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Summary Compensation Table.”

(3) Represents the amount of CAP to our PEO and the average amount of CAP to our Non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the reported total compensation for each year to determine the CAP.

Year	NEOs	Summary Compensation Table Total Compensation ($)	Deduct: Grant Date Fair Value of the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY* ($)	Add: Vesting Date Fair Value of Awards Granted in Applicable FY that Vested During Applicable FY* ($)	Add: Fair Value at Applicable FY End of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End* ($)	Add: Change in Fair Value from the end of the Prior FY to the end of the Applicable FY of Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End* ($)	Add: Change in Fair Value from the end of the Prior FY to the Vesting Date of Awards Granted during Prior FY that Vested During Applicable FY* ($)	Add: Change in Fair Value at start of FY of awards that failed to meet vesting conditions* ($)	CAP ($)
2025	PEO	2,910,573	1,792,323	478,686	1,293,584	428,456	914,147	—	4,233,123
	Average Non-PEO NEOs	1,258,812	568,374	148,961	428,816	85,762	189,796	—	1,543,773
2024	PEO	1,532,187	581,687	—	150,696	(1,588,728)	(505,687)	—	(993,219)
	Average Non-PEO NEOs	1,045,513	211,081	—	32,335	(292,058)	(184,742)	(300,472)	89,495

* In calculating CAP amounts, the fair value or change in fair value, as applicable, of the equity awards adjustments included in such calculations was computed in accordance with ASC 718 and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at time of grant.

(4) For the relevant fiscal year, represents the cumulative TSR of our common stock at the end of each fiscal year. In each case, assume an initial investment of $100 on December 31, 2023.

(5) The dollar amounts reported represent the amount of Net Income (Loss) reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote

(1) The following individuals were our PEO and our Non-PEO NEOs for each fiscal year.

Year	PEO	Non-PEO NEOs
2025	Javier Szwarcberg, M.D., MPH	Samir Gharib Kirk Ways, M.D., Ph.D.
2024	Javier Szwarcberg, M.D., MPH	Samir Gharib Ralph William Charlton III, M.D.

PEO Total Compensation Amount	$ 2,910,573	$ 1,532,187
PEO Actually Paid Compensation Amount	$ 4,233,123	(993,219)
Adjustment To PEO Compensation, Footnote	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the reported total compensation for each year to determine the CAP.

Year	NEOs	Summary Compensation Table Total Compensation ($)	Deduct: Grant Date Fair Value of the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY* ($)	Add: Vesting Date Fair Value of Awards Granted in Applicable FY that Vested During Applicable FY* ($)	Add: Fair Value at Applicable FY End of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End* ($)	Add: Change in Fair Value from the end of the Prior FY to the end of the Applicable FY of Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End* ($)	Add: Change in Fair Value from the end of the Prior FY to the Vesting Date of Awards Granted during Prior FY that Vested During Applicable FY* ($)	Add: Change in Fair Value at start of FY of awards that failed to meet vesting conditions* ($)	CAP ($)
2025	PEO	2,910,573	1,792,323	478,686	1,293,584	428,456	914,147	—	4,233,123
	Average Non-PEO NEOs	1,258,812	568,374	148,961	428,816	85,762	189,796	—	1,543,773
2024	PEO	1,532,187	581,687	—	150,696	(1,588,728)	(505,687)	—	(993,219)
	Average Non-PEO NEOs	1,045,513	211,081	—	32,335	(292,058)	(184,742)	(300,472)	89,495

* In calculating CAP amounts, the fair value or change in fair value, as applicable, of the equity awards adjustments included in such calculations was computed in accordance with ASC 718 and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at time of grant.

Non-PEO NEO Average Total Compensation Amount	$ 1,258,812	1,045,513
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,543,773	89,495
Adjustment to Non-PEO NEO Compensation Footnote	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the reported total compensation for each year to determine the CAP.

Year	NEOs	Summary Compensation Table Total Compensation ($)	Deduct: Grant Date Fair Value of the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY* ($)	Add: Vesting Date Fair Value of Awards Granted in Applicable FY that Vested During Applicable FY* ($)	Add: Fair Value at Applicable FY End of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End* ($)	Add: Change in Fair Value from the end of the Prior FY to the end of the Applicable FY of Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End* ($)	Add: Change in Fair Value from the end of the Prior FY to the Vesting Date of Awards Granted during Prior FY that Vested During Applicable FY* ($)	Add: Change in Fair Value at start of FY of awards that failed to meet vesting conditions* ($)	CAP ($)
2025	PEO	2,910,573	1,792,323	478,686	1,293,584	428,456	914,147	—	4,233,123
	Average Non-PEO NEOs	1,258,812	568,374	148,961	428,816	85,762	189,796	—	1,543,773
2024	PEO	1,532,187	581,687	—	150,696	(1,588,728)	(505,687)	—	(993,219)
	Average Non-PEO NEOs	1,045,513	211,081	—	32,335	(292,058)	(184,742)	(300,472)	89,495

* In calculating CAP amounts, the fair value or change in fair value, as applicable, of the equity awards adjustments included in such calculations was computed in accordance with ASC 718 and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at time of grant.

Compensation Actually Paid vs. Total Shareholder Return

CAP and Cumulative TSR

The graph below shows the relationship between the CAP to our PEO and the average CAP to our Non-PEO NEOs, on the one hand, to the Company’s cumulative TSR over the two years presented in the table, on the other.

Compensation Actually Paid vs. Net Income

CAP and Net Income (Loss)

The graph below shows the relationship between the CAP to our PEO and the average CAP to our Non-PEO NEOs, on the one hand, to the Company’s Net Income (Loss) over the two years presented in the table, on the other.

Total Shareholder Return Amount	$ 39.64	14.33
Net Income (Loss)	$ (38,966,000)	$ (53,036,000)
PEO Name	Javier Szwarcberg	Javier Szwarcberg
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,792,323)	$ (581,687)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,293,584	150,696
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	428,456	(1,588,728)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	478,686	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	914,147	(505,687)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(568,374)	(211,081)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	428,816	32,335
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	85,762	(292,058)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	148,961	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	189,796	(184,742)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (300,472)